Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Reserves	Retained earnings (deficit)	Accumulated other comprehensive income
Balance at Jun. 30, 2023	$ 120,246	$ 211,626	$ 27,338	$ (114,139)	$ (4,579)
Balance (in shares) at Jun. 30, 2023		172,752,197
Share-based compensation	2,043		2,043
Share issuance costs	(9)	$ (9)
Stock options exercised	103	$ 196	(93)
Stock options exercised (in shares)		100,000
Net loss	(7,257)			(7,257)
Currency translation differences of foreign operations	(740)				(740)
Balance at Sep. 30, 2023	114,386	$ 211,813	29,288	(121,396)	(5,319)
Balance (in shares) at Sep. 30, 2023		172,852,197
Balance at Jun. 30, 2024	248,381	$ 227,292	34,781	(8,338)	(5,354)
Balance (in shares) at Jun. 30, 2024		183,915,256
Share-based compensation	894		894
Shares issued in consideration for services	800	$ 800
Shares issued in consideration for services (in shares)		666,667
Share issuance costs	(6)	$ (6)
Net loss	(4,829)			(4,829)
Currency translation differences of foreign operations	18				18
Balance at Sep. 30, 2024	$ 245,258	$ 228,086	$ 35,675	$ (13,167)	$ (5,336)
Balance (in shares) at Sep. 30, 2024		184,581,923